ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 18.2%
	MIXED ALLOCATION - 18.2%
405,877	Arrow Reserve Capital Management ETF (d)(e) (Cost $40,615,844)	$ 40,614,082

	SHORT-TERM INVESTMENT — 82.5%
	MONEY MARKET FUND - 82.5%
184,012,668	First American Government Obligations Fund, Class X, 5.22%(a)(b)(c) (Cost $184,012,668)	184,012,668

	TOTAL INVESTMENTS - 100.7% (Cost $224,628,512)	$ 224,626,750
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(1,597,450)
	NET ASSETS - 100.0%	$ 223,029,300

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.
(b)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).
(c)	All or a portion of this investment is pledged as collateral for swap agreements.
(d)	Affiliated Exchange-Traded Fund
(e)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2024

FINANCIAL INDEX SWAP
Notional Value at April 30, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 113,141,422	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$ 3,693,077

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of April 30, 2024.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
158	CAC Index	May-24	Morgan Stanley	$ 13,443,337	0.54%	$ 36,242
17	CFE Vix	May-24	Morgan Stanley	260,114	0.01%	1,439
36	Dax Index	Jun-24	Morgan Stanley	17,459,223	0.71%	(411,684)
25	Emini Nasdaq	Jun-24	Morgan Stanley	8,925,563	0.36%	(402,449)
51	Emini S&P	Jun-24	Morgan Stanley	12,869,268	0.52%	(537,502)
102	Euro Btp Futures	Jun-24	Morgan Stanley	12,691,317	0.51%	(173,947)
211	Euro_Stoxx50	Jun-24	Morgan Stanley	11,033,377	0.45%	(274,209)
274	FTSE Index	Jun-24	Morgan Stanley	27,901,628	1.13%	389,318
388	Mexican Peso CME	Jun-24	Morgan Stanley	11,244,580	0.45%	(306,810)
116	Mini Dow	Jun-24	Morgan Stanley	22,082,597	0.89%	(810,945)
34	Osk Nikkei	Jun-24	Morgan Stanley	8,340,424	0.34%	(331,275)
197	Sfe Spi 200	Jun-24	Morgan Stanley	24,575,784	0.99%	(383,715)
97	Topix Index	Jun-24	Morgan Stanley	16,845,805	0.68%	(8,889)
						$ (3,214,426)

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(1,660)	2 Yr T-Note	Jun-24	Morgan Stanley	$ (336,343,456)	13.60%	$ 1,983,365
(1,014)	5 Yr T-Note	Jun-24	Morgan Stanley	(106,205,888)	4.30%	708,592
(174)	Aussie 10Yr Bond	Jun-24	Morgan Stanley	(12,684,174)	0.51%	31,102
(783)	Aussie 3 Yr Bond	Jun-24	Morgan Stanley	(53,586,961)	2.17%	123,169
(49)	Australian Dollar CME	Jun-24	Morgan Stanley	(3,170,868)	0.13%	(31,504)
(46)	British Pound CME	Jun-24	Morgan Stanley	(3,588,894)	0.15%	(41,321)
(145)	Canadian Bond	Jun-24	Morgan Stanley	(12,290,634)	0.50%	68,429
(608)	Canadian Dollar CME	Jun-24	Morgan Stanley	(44,187,936)	1.79%	233,429
(66)	CFE Vix	Jul-24	Morgan Stanley	(1,096,030)	0.04%	10,353
(77)	CFE Vix	Jun-24	Morgan Stanley	(1,231,039)	0.05%	(35)
(3,241)	Erx 2 Bund	Jun-24	Morgan Stanley	(363,785,194)	14.71%	1,540,393
(593)	Erx Bobl	Jun-24	Morgan Stanley	(73,718,789)	2.98%	583,738
(396)	Eur/Usd CME	Jun-24	Morgan Stanley	(52,907,535)	2.14%	234,024
(1,100)	Euribor	Mar-25	Morgan Stanley	(284,338,297)	11.50%	703,843
(260)	Euro Bund	Jun-24	Morgan Stanley	(36,092,483)	1.46%	355,122
(157)	Euro Oat Futures	Jun-24	Morgan Stanley	(21,071,254)	0.85%	114,396
(20)	Gilts	Jun-24	Morgan Stanley	(2,339,732)	0.09%	916
(31)	Hang Seng Index	May-24	Morgan Stanley	(3,540,394)	0.14%	(111,718)
(20)	Ice 3Mth Sonia Future	Dec-24	Morgan Stanley	(5,814,824)	0.24%	3,054
(14)	Japan Govt Bond Ose	Jun-24	Morgan Stanley	(12,531,233)	0.51%	(29,609)
(514)	Japanese Yen CME	Jun-24	Morgan Stanley	(41,032,148)	1.66%	951,566
(339)	New Zealand Dollar CME	Jun-24	Morgan Stanley	(19,990,655)	0.81%	113,696
(444)	Swiss Franc CME	Jun-24	Morgan Stanley	(60,769,957)	2.46%	816,345
(2,467)	Three-Month Sofr	Dec-24	Morgan Stanley	(585,437,072)	23.68%	2,039,512
(318)	Us 10 Yr Notes	Jun-24	Morgan Stanley	(34,213,940)	1.38%	229,760
(27)	US T.Bond	Jun-24	Morgan Stanley	(3,112,989)	0.13%	6,472
						$ 10,637,089
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 4.44%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 109,989,306	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ (3,781,953)

	Net Unrealized Depreciation on Swap Contracts					$ (88,876)

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of April 30, 2024.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
965	Aluminium LME	Jun-24	Morgan Stanley	$ 62,207,283	9.39%	$ 5,845,710
309	Zinc LME	Jun-24	Morgan Stanley	26,421,405	3.99%	(450,524)
61	Iron Ore Cfr China Future	Sep-24	Morgan Stanley	5,656,943	0.85%	(495,943)
116	Brent Oil	Aug-24	Morgan Stanley	9,422,665	1.42%	59,452
30	Lean Hogs	Jun-24	Morgan Stanley	1,194,856	0.18%	(88,612)
263	Crude Oil	Jun-24	Morgan Stanley	21,581,395	3.26%	(239,391)
258	Gas Oil LDN	Jun-24	Morgan Stanley	19,989,626	3.02%	(687,576)
240	Gasoline Blendstock	Jun-24	Morgan Stanley	27,107,337	4.09%	(163,056)
102	Nickel LME	Jun-24	Morgan Stanley	23,540,202	3.55%	(35,148)
139	Heating Oil	Jun-24	Morgan Stanley	14,712,230	2.22%	(696,532)
126	Hi Gr. Copper	Jul-24	Morgan Stanley	14,356,380	2.17%	(1,388)
388	Coffee NY	Jul-24	Morgan Stanley	4,432,133	0.67%	26,381
291	Gold CMX	Jun-24	Morgan Stanley	11,925,357	1.80%	(347,390)
10	Live Cattle	Jun-24	Morgan Stanley	406,520	0.06%	- ^
85	Cocoa NY	Jul-24	Morgan Stanley	5,916,110	0.89%	(255,736)
201	Silver CMX	Jul-24	Morgan Stanley	23,174,285	3.50%	1,231,564
35	Cotton	Jul-24	Morgan Stanley	4,715,597	0.71%	(193,471)
667	Lean Hogs	Aug-24	Morgan Stanley	48,665,666	7.34%	5,620,622
						$ 9,128,962
Open Short Future Contracts
(896)	Aluminium LME	Jun-24	Morgan Stanley	(57,772,955)	8.72%	(7,900,199)
(280)	Beanmeal	Jul-24	Morgan Stanley	(9,857,480)	1.49%	(393,104)
(417)	Beanoil	Jul-24	Morgan Stanley	(10,754,453)	1.62%	828,452
(814)	Corn	Jul-24	Morgan Stanley	(18,178,861)	2.74%	(151,561)
(79)	Kcbt Red Wheat	Jul-24	Morgan Stanley	(2,497,505)	0.38%	(219,515)
(326)	Natural Gas	Jun-24	Morgan Stanley	(6,496,974)	0.98%	128,699
(61)	Natural Gas Ttf (Gts)	Jun-24	Morgan Stanley	(1,364,214)	0.21%	18,162
(197)	Nickel LME	Jun-24	Morgan Stanley	(22,609,058)	3.41%	(2,647,115)
(215)	Platinum NMX	Jul-24	Morgan Stanley	(10,205,066)	1.54%	(259,805)
(412)	Soybeans	Jul-24	Morgan Stanley	(23,947,794)	3.61%	188,259
(397)	Sugar NY	Jul-24	Morgan Stanley	(8,632,303)	1.30%	170,673
(93)	Wheat	Jul-24	Morgan Stanley	(2,816,389)	0.43%	(202,339)
(777)	Wpg Canola	Jul-24	Morgan Stanley	(6,982,822)	1.05%	182,349
(551)	Zinc LME	Jun-24	Morgan Stanley	(40,208,304)	6.07%	(7,253,268)
						$ (17,510,312)
^ Less than $1 US Dollar
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 17.34%.